Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Raw materials	$ 822.7	$ 1,040.3
Work in process	524.7	631.1
Spare parts	474.3	576.0
Finished goods	54.2	137.4
Held by third parties	79.3	61.4
Advances to suppliers	30.8	47.8
Inventory in transit	80.0	71.8
Consumption materials	43.5	52.1
Used aircraft	28.4	34.7
Loss on adjustment to market value	(1.0)	(4.4)
Loss due to obsolescence	(150.9)	(210.3)		$ (95.6)	$ (170.7)
Total	$ 1,986.0	$ 2,437.9	$ 1,272.8